Loans, Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	$ 14,911,278	$ 7,160,564
Accruing Loans 90 Days or More Past Due	4,355	15,160
Total Accruing Loans Past Due	14,915,633	7,175,724
Nonaccrual Loans	29,850,735	38,821,632
Current Loans	702,283,643	670,323,965
Total Loans	747,050,011	716,321,321	813,250,673
Interest income	1,634,600	1,639,800	1,621,700
Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	797,612	644,899
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	797,612	644,899
Nonaccrual Loans	1,033,371	2,102,522
Current Loans	53,853,509	46,238,681
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	28,228	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	28,228	0
Nonaccrual Loans	39,213	85,670
Current Loans	6,143,512	8,336,214
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	1,309,618	513,905
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	1,309,618	513,905
Nonaccrual Loans	14,032,580	23,578,263
Current Loans	38,465,858	34,453,652
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	0	33,541
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	33,541
Nonaccrual Loans	0	0
Current Loans	5,852,238	3,496,961
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	3,771,106	2,930,743
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	3,771,106	2,930,743
Nonaccrual Loans	6,629,789	9,193,650
Current Loans	323,985,282	303,156,355
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	8,223,174	2,251,009
Accruing Loans 90 Days or More Past Due	0	15,160
Total Accruing Loans Past Due	8,223,174	2,266,169
Nonaccrual Loans	5,429,971	3,110,032
Current Loans	190,191,377	188,261,616
Total Loans	203,844,522	193,637,817
Farmland [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	140,095	376,426
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	140,095	376,426
Nonaccrual Loans	2,413,104	486,683
Current Loans	46,503,662	47,362,297
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	636,888	410,041
Accruing Loans 90 Days or More Past Due	4,355	0
Total Accruing Loans Past Due	641,243	410,041
Nonaccrual Loans	255,216	221,360
Current Loans	28,881,317	29,817,902
Total Loans	29,777,776	30,449,303
Other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	4,557	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	4,557	0
Nonaccrual Loans	17,491	43,452
Current Loans	8,406,888	9,200,287
Total Loans	$ 8,428,936	$ 9,243,739